Investment Securities (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Due within 1 year	$ 318
Due after 1 year but within 5 years	255
Due after 5 years but within 10 years	204
Due after 10 years	4,253
Total	5,030
Estimated Fair Value
Estimated Fair Value, Due within 1 year	319
Estimated Fair Value, Due after 1 year but within 5 years	264
Estimated Fair Value, Due after 5 years but within 10 years	220
Estimated Fair Value, Due after 10 years	4,464
Total	$ 5,267